Invesco V.I. S&P 500 Index Fund | Summary - Invesco V.I. S&P 500 Index Fund, Series II shares
Fund Summary - Invesco V.I. S&P 500 Index Fund - Series II shares
Investment Objective
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVISAndP500IndexFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027886_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVISAndP500IndexFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027886_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVISAndP500IndexFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000027886_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Morgan Stanley Variable Investment Series S&P 500 Index Portfolio (the predecessor fund) and the Fund for the most recent fiscal year was 6% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard &Poor’s® 500 Composite Stock Price Index (S&P 500 Index). Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Fund may also make temporary investments in money market instruments to manage cash flows into and out of the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Equity Risk. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Index Risk. The Fund is operated as a passively managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales, and also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
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Best Quarter (ended June 30, 2009): 15.74%. Worst Quarter (ended December 31, 2008): (22.11)%.
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVISAndP500IndexFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435_S000030663_Member * row dei_LegalEntityAxis  compact aimvif896435_S000027886_Member * ~